Short-Term and Long-Term Borrowings (Details Textual) ¥ in Millions			1 Months Ended																	6 Months Ended		12 Months Ended
		Mar. 09, 2017	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 28, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Jan. 31, 2017 CNY (¥)	Oct. 31, 2016 CNY (¥)
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan						$ 5,035,849														$ 2,945,417		$ 5,035,849
Long-term borrowing						1,801,887														4,099,570		1,801,887
Interest expense																				47,955	$ 14,942
Land use rights						9,523,546														9,266,801		9,523,546
Property and buildings						19,453,877														18,653,416		19,453,877
Long-term Borrowing [Member]
Short-Term and Long-Term Borrowings (Textual)
Long-term borrowing						1,000,000														985,422		1,000,000
Long-term borrowing due																				158,333
Land use rights [Member]
Short-Term and Long-Term Borrowings (Textual)
Collateral pledged for bank loans						9,523,546														9,266,801		9,523,546
Property and buildings [Member]
Short-Term and Long-Term Borrowings (Textual)
Collateral pledged for bank loans						19,453,877														18,653,416		19,453,877
Agricultural Bank of China [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan						11,831,148														$ 3,853,652		11,831,148
Effective interest rate																				5.37%			5.37%
Repaid amount																				$ 5,146,449
Term of debt instrument										12 months		18 months								36 months
Interest rate, description												The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 6% of the prevailing interest rate.								The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 13% of the prevailing interest rate.
Long-term borrowing	[1]					$ 137,088														$ 2,569,102		$ 137,088
Line of credit												$ 5,903,723								$ 2,569,102								¥ 41.0
Line of credit, description																						The line of credit is effective for the period from first day of loan to 18 months after the first day of loan.
Agricultural Bank of China [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate						4.57%														4.90%		4.57%	4.90%	4.57%
Term of debt instrument																						6 months
Agricultural Bank of China [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate						4.90%														5.15%		4.90%	5.15%	4.90%
Term of debt instrument																						12 months
Agricultural Bank of China [Member] | Short Term Borrowing Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan										$ 691,520
Effective interest rate										5.66%
Guaranty company charges										2.00%
China Merchants Bank [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan						$ 4,500,000		$ 4,500,000	$ 4,500,000		$ 4,500,000									$ 3,700,000		$ 4,500,000	¥ 24.5	¥ 29.4	¥ 29.4	¥ 29.4	¥ 29.4
Effective interest rate						6.09%		1.99%	2.67%		6.09%											6.09%		6.09%	1.99%	2.67%	6.09%
Repaid amount																				$ 1,428,345
Term of debt instrument						12 months		6 months	6 months		12 months
China Merchants Bank [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate																				2.40%			2.40%
Term of debt instrument																				5 months
China Merchants Bank [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate																				6.09%			6.09%
Term of debt instrument																				12 months
China Merchants Bank [Member] | Short Term Borrowing Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Repaid amount																				$ 2,167,326
PingAn Bank [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan			$ 1,511,236	$ 1,511,236					$ 1,536,712				$ 1,450,842					$ 2,159,899
Effective interest rate			7.82%	7.82%					7.83%				5.08%					5.98%								7.83%
Repaid amount						$ 725,421																$ 725,421
Term of debt instrument			9 months	10 months					12 months									6 months
Interest rate, description			The loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, which equals 180% of the prevailing interest rate.	The loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, which equals 180% of the prevailing interest rate.					The loan bears a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, which equals 180% of the prevailing interest rate.				These loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, which equals 130% of the prevailing interest rate.					These loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 30% of the prevailing interest rate.
Industrial and Commercial Bank of China [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan						7,092,174						$ 791,963			$ 647,970		$ 647,970		$ 593,000	$ 2,600,126		7,092,174
Effective interest rate												5.00%			5.44%	5.00%	5.92%											5.00%
Repaid amount						$ 3,024,902																$ 3,024,902
Term of debt instrument												12 months			5 months		5 months		5 months
Interest rate percentage																			3.50%
Interest rate, description												The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 70.25 base points.			The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 113.75 base points.	The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 161.6 base points.	The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 161.6 base points.
Industrial and Commercial Bank of China [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate						2.14%														3.47%		2.14%	3.47%	2.14%
Term of debt instrument																				5 months		5 months
Industrial and Commercial Bank of China [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate						5.00%														5.22%		5.00%	5.22%	5.00%
Term of debt instrument																				12 months		12 months
Industrial and Commercial Bank of China [Member] | Short Term Borrowing Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan																				$ 4,893,414
Industrial and Commercial Bank of China [Member] | Loan Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan																$ 575,973
Term of debt instrument																12 months
Industrial and Commercial Bank of China [Member] | Loan Agreement Two [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan																$ 575,973
Term of debt instrument																5 months
Bank of China [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate						3.30%														3.30%		3.30%	3.30%	3.30%
Term of debt instrument																				3 months		3 months
Bank of China [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate						5.44%														5.44%		5.44%	5.44%	5.44%
Term of debt instrument																				12 months		12 months
Zhejiang Mintai Commercial Bank [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan												$ 5,803,367
Effective interest rate												6.41%																6.41%
Term of debt instrument												6 months
East West Bank [Member]
Short-Term and Long-Term Borrowings (Textual)
Interest rate, description		Direct Link entered into a line of credit agreement with East West Bank for $2,000,000 for one year. The annual interest rate is equivalent to LIBOR rate plus 2.75%. Direct Link was required to make restricted deposit of $41,900 for one year (which was released in June 2018) with an initial interest rate of 3.76% per annum. The line of credit is guaranteed by Fuling Global. The agreements require Direct Link to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.40 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Direct Link will be measured semi-annually at June 30th and December 31st. Direct Link was not in compliance as of June 30, 2018. On April 7, 2017, Direct Link drew down $1,500,000 with the effective rate of 3.86% per annum. On December 1, 2017, Direct Link drew down another $500,000 with the effective rate of 4.45% per annum.
Long-term borrowing	[2]					$ 916,667														$ 827,089		$ 916,667
East West Bank [Member] | Loan Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Line of credit, description		Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. Fuling USA is required to make a restricted deposit of $73,336 for one year with an initial interest rate of 4.19% per annum. The restricted deposit was increased to $121,639 in June 2018. The agreement requires Fuling USA to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Fuling USA's compliance with these covenants will be reviewed semi-annually at June 30th and December 31th. Fuling USA was in compliance as of June 30, 2018. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both April 2017 loan and December 2017 loan require interest only payment for the first year and require interest and principal payments for years from second year to sixth year. The effective rate was 4.11% per annum.
Postal Savings Bank of China [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan					$ 1,026,771	$ 1,071,593	$ 2,975,004															$ 1,071,593
Effective interest rate					2.95%	4.15%	2.65%															4.15%		4.15%
Term of debt instrument					12 months	5 months	12 months
Pennsylvania Industrial Development Authority [Member]
Short-Term and Long-Term Borrowings (Textual)
Interest rate percentage														1.75%
Collateral pledged for bank loans														$ 1,720,000
Loan agreement														$ 937,600
Long-term borrowing	[3]					$ 748,132														$ 703,379		$ 748,132
Pennsylvania Industrial Development Authority [Member] | Loan Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Useful life of machinery and equipment														10 years

[1]	On October 31, 2016, Fuling USA entered into a buyer's credit Loan Agreement with Agricultural Bank of China Limited for a line of credit in the amount of $5,903,723 (RMB 41 million) for 18 months. The loan bears a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 6% of the prevailing interest rate. As of December 31, 2017, the amount of long-term borrowing was $137,088, and the effective rate was 5.30% per annum. The line of credit's purpose is to acquire equipment. China Export & Credit Insurance Corporation provides insurance for the line of credit. The line of credit is effective for the period from first day of loan to 18 months after the first day of loan. As of June 30, 2018, this loan was fully repaid in full upon maturity. In June 2018, Taizhou Fuling entered into two buyer's credit Loan Agreements with Agriculture Bank of China Limited for total of $2,569,102 (RMB 17 million) for 36 months. The loan bear variable interest rates based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 13% of the prevailing interest rate. As of June 30, 2018, the amount of long-term borrowing was $2,569,102, and the effective rates were 5.37% per annum. The line of credit's purpose is for inventory purchase. The line of credit is effective for the period from first day of loan to 36 months after the first day of loan.
[2]	On March 9, 2017, Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. Fuling USA is required to make a restricted deposit of $73,336 for one year with an initial interest rate of 4.19% per annum. The restricted deposit was increased to $121,639 in June 2018. The agreement requires Fuling USA to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Fuling USA's compliance with these covenants will be reviewed semi-annually at June 30th and December 31th. Fuling USA was in compliance as of June 30, 2018. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both April 2017 loan and December 2017 loan require interest only payment for the first year and require interest and principal payments for years from second year to sixth year. The effective rate was 4.11% per annum. As of June 30, 2018, the amount of long-term borrowing was $985,422, and it consists of $158,333 of which is due within a year and $827,089 which is due over a year.
[3]	On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan has been collateralized by the machinery and equipment, worth approximately $1.72 million. As of June 30, 2018, the amount of long-term borrowing was $792,494, and it consists of $89,115 of which is due within a year and $703,379 which is due over a year.